Segment information and geographic data	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information and geographic data

The Group has two segments: Internet of Things (“IoT”, previously referred to as “Semiconductors”) and managed Public Key Infrastructure (“mPKI”, previously referred to as “Others”). The Group’s chief operating decision maker, who is its Chief Executive Officer, reviews financial performance according to these two segments for purposes of allocating resources and assessing budgets and performance.

The IoT segment encompasses the design, manufacturing, sales and distribution of microprocessors operations. The mPKI segment includes all operations relating to the provision of secured access keys, authentication, signing software, certificates and digital security applications.

12 months to December 31,	2020			2019			2018
USD'000	IoT	mPKI	Total	IoT	mPKI	Total	IoT	mPKI	Total
Revenues from external customers	14,317	462	14,779	20,504	2,148	22,652	29,404	4,876	34,280
Intersegment revenues	-	6,786	6,786	344	6,169	6,513	725	2,563	3,288
Interest revenue	8	59	67	36	38	74	37	167	204
Interest expense	12	707	718	29	695	724	275	2,608	2,883
Depreciation and amortization	1,501	91	1,592	1,298	57	1,355	1,299	16	1,315
Segment income /(loss) before income taxes	(2,038)	(19,983)	(22,021)	130	(22,837)	(22,707)	(1,232)	(8,466)	(9,698)
Profit / (loss) from intersegment sales	-	323	323	16	294	310	35	122	157
Income tax recovery /(expense)	-	(9)	(9)	-	(13)	(13)	2	(55)	(53)
Other significant non cash items
Share-based compensation expense	-	393	393	-	5,414	5,414	-	1,660	1,660
Gain/(loss) on derivative liability	-	44	44	-	214	214	-	-	-
Interest and amortization of debt discount and expense	-	458	458	-	742	742	-	150	150
Segment assets	11,031	470,327	518,358	15,794	29,919	45,713	19,082	52,675	71,757

12 months to December 31,	2020	2019	2018
	USD'000	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	21,565	29,165	37,568
Elimination of intersegment revenue	(6,786)	(6,513)	(3,288)
Total consolidated revenue	14,779	22,652	34,280

Loss reconciliation
Total profit / (loss) from reportable segments	(28,575)	(22,707)	(9,698)
Elimination of intersegment profits	(323)	(310)	(157)
Loss before income taxes	(28,898)	(23,017)	(9,855)

As at December 31,	2020	2019	2018
	USD'000	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	51,358	45,713	71,757
Elimination of intersegment receivables	(10,515)	(6,794)	(6,430)
Elimination of intersegment investment and goodwill	12,038	10,985	(19,533)
Total assets held for sale from discontinued operations	-	-	32,659
Consolidated total assets	52,881	49,904	78,453

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region from continuing operations	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
Switzerland	592	2,137	2,512
Rest of EMEA*	4,321	8,046	14,122
North America	8,260	9,691	15,165
Asia Pacific	1,526	2,504	2,306
Latin America	80	274	175
Total Net sales from continuing operations	14,779	22,652	34,280
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2020	2019
Switzerland	37	44
Rest of EMEA*	953	1,742
North America	1	1
Asia Pacific	9	14
Total Property, plant and equipment, net of depreciation	1,000	1,801
* EMEA includes Europe, Africa and the Middle-East